Employee Benefit Plans - Reconciliation of the changes in benefit obligation, the changes in plan assets, and the funded status (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Plan Assets
Fair value of plan assets, beginning of year			$ 147.9	$ 162.1	$ 162.1
Fair value of plan assets, end of year					147.9	$ 162.1
Amounts recognized in the Combined Balance sheet at December 31
Pension asset	$ 34.1		34.1
Pension Plans
Change in Benefit Obligation
Benefit obligation, beginning of year			177.2	195.0	195.0	186.0
Service cost	0.1	$ 0.1	0.1	0.2	0.4	0.5	$ 0.5
Interest cost	2.1	1.6	4.3	3.2	6.5	8.1	6.8
Participant contributions					0.0	0.1
Medicare subsidies received					0.0	0.0
Plan settlements					0.0	1.7
Actuarial (gain) loss					(5.5)	19.3
Currency translation adjustment					(8.8)	(10.0)
Benefits paid					(10.4)	(10.7)
Benefit obligation, end of year					177.2	195.0	186.0
Change in Plan Assets
Fair value of plan assets, beginning of year			147.9	162.1	162.1	159.5
Actual return on plan assets					0.6	18.6
Employer contributions					3.1	3.1
Participant contributions					0.0	0.1
Medicare subsidies received					0.0	0.0
Currency translation adjustment					(7.5)	(8.5)
Benefits paid					(10.4)	(10.7)
Fair value of plan assets, end of year					147.9	162.1	$ 159.5
Funded status					(29.3)	(32.9)
Amounts recognized in the Combined Balance sheet at December 31
Pension asset					0.0	0.0
Pension obligation					(29.3)	(32.9)
Postretirement health and other benefit obligations					0.0	0.0
Net amount recognized					$ (29.3)	$ (32.9)
Weighted-Average Assumptions
Discount rate					3.70%	3.50%
Expected return on plan assets					3.50%	4.50%	3.90%
Rate of compensation increase					4.00%	4.00%
Postretirement Health and Other Plans
Change in Benefit Obligation
Benefit obligation, beginning of year			3.2	2.8	$ 2.8	$ 3.3
Service cost	0.0	0.0	0.0	0.0	0.0	0.0	$ 0.1
Interest cost	$ 0.1	$ 0.1	0.2	0.1	0.1	0.2	0.2
Participant contributions					0.3	0.3
Medicare subsidies received					0.0	0.1
Plan settlements					0.0	0.0
Actuarial (gain) loss					0.7	(0.5)
Currency translation adjustment					(0.2)	(0.1)
Benefits paid					(0.5)	(0.5)
Benefit obligation, end of year					3.2	2.8	3.3
Change in Plan Assets
Fair value of plan assets, beginning of year			$ 0.0	$ 0.0	0.0	0.0
Actual return on plan assets					0.0	0.0
Employer contributions					0.2	0.1
Participant contributions					0.3	0.3
Medicare subsidies received					0.0	0.1
Currency translation adjustment					0.0	0.0
Benefits paid					(0.5)	(0.5)
Fair value of plan assets, end of year					0.0	0.0	$ 0.0
Funded status					(3.2)	(2.8)
Amounts recognized in the Combined Balance sheet at December 31
Pension asset					0.0	0.0
Pension obligation					0.0	0.0
Postretirement health and other benefit obligations					(3.2)	(2.8)
Net amount recognized					$ (3.2)	$ (2.8)
Weighted-Average Assumptions
Discount rate					3.90%	3.70%
Rate of compensation increase					1.50%	1.50%